UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01710

T. Rowe Price New Era Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

New Era Fund	September 30, 2018

T. ROWE PRICE NEW ERA FUND

Unaudited

Portfolio of Investments‡ (Cost and value in $000s)	Shares/Par	$ Value
COMMON STOCKS 96.0%		
AGRICULTURE 3.4%		
Agricultural Products 0.1%		
Bunge	60,000	4,123
		4,123
Fertilizers & Agricultural Chemicals 2.2%		
Calyxt (1)	149,400	2,282
CF Industries Holdings	708,178	38,553
Incitec Pivot (AUD)	6,518,695	18,743
Yara International (NOK)	637,802	31,302
		90,880
Packaged Foods & Meats 1.1%		
Cal-Maine Foods	443,798	21,435
Sanderson Farms	213,600	22,080
		43,515
Total Agriculture		138,518
CHEMICALS 15.7%		
Commodity Chemicals 0.3%		
Orion Engineered Carbons	396,833	12,738
		12,738
Diversified Chemicals 4.2%		
Akzo Nobel (EUR)	388,909	36,380
BASF (EUR)	282,009	25,023
DowDuPont	911,245	58,602
PPG Industries	449,600	49,065
		169,070
Industrial Gases 4.6%		
Air Liquide (EUR)	226,911	29,799
Air Products & Chemicals	650,663	108,693
Praxair	285,000	45,808
		184,300

Specialty Chemicals 6.6%		
Croda International (GBP)	544,639	36,918
Johnson Matthey (GBP)	237,298	11,011
Koninklijke DSM (EUR)	325,177	34,441
Quaker Chemical	16,007	3,237
RPM International	902,700	58,621
Sherwin-Williams	116,250	52,918
Symrise (EUR)	272,188	24,818
Umicore (EUR)	383,834	21,440
Victrex (GBP)	514,079	22,355
		265,759
Total Chemicals		631,867
ENERGY INDUSTRIALS 7.2%		
Construction & Engineering 1.0%		
ABB (CHF)	754,212	17,840
Jacobs Engineering Group	289,200	22,124
		39,964
Construction & Farm Machinery & Heavy Trucks 0.8%		
AGCO	188,000	11,429
Toro	332,000	19,910
		31,339
Construction Materials 0.8%		
Martin Marietta Materials	58,010	10,555
Vulcan Materials	175,500	19,516
		30,071
Electrical Components & Equipment 0.6%		
Legrand (EUR)	248,201	18,098
SGL Carbon (EUR)(1)	687,777	7,523
		25,621
Industrial Machinery 2.1%		
Mueller Water Products, Class A	1,051,700	12,105
Pentair	460,800	19,976
Sandvik (SEK)	1,075,233	19,036
Valmont Industries	84,000	11,634

Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18, Cost $11,184 (1)(2)(3)	3,124	16,245
		164,811
Total Energy Services & Processors		572,160
EXPLORATION & PRODUCTION 20.9%		
Non-U.S. Oil & Gas Exploration & Production 6.8%		
Advantage Oil & Gas (CAD)(1)	4,575,228	12,752
ARC Resources (CAD)	2,556,091	28,496
Birchcliff Energy (CAD)	5,193,600	20,909
Cairn Energy (GBP)(1)	7,159,205	21,639
Canadian Natural Resources	758,200	24,763
Crew Energy (CAD)(1)	3,041,099	4,426
Encana	1,854,700	24,315
Kelt Exploration (CAD)(1)	1,706,900	11,114
Kosmos Energy (1)	3,574,660	33,423
Lundin Petroleum (SEK)	726,437	27,690
Seven Generations Energy, Class A (CAD)(1)	2,568,353	30,622
Tourmaline Oil (CAD)	1,103,300	19,424
Tullow Oil (GBP)(1)	3,681,072	12,557
		272,130
U.S. Mixed Exploration & Production 1.2%		
Cabot Oil & Gas	1,162,100	26,170
WPX Energy (1)	1,121,500	22,565
		48,735
U.S. Oil Exploration & Production 12.9%		
Centennial Resource Development, Class A (1)	1,885,820	41,205
Concho Resources (1)	758,720	115,895
ConocoPhillips	348,700	26,989
Continental Resources (1)	319,000	21,781
Diamondback Energy	394,400	53,319
Energen (1)	334,700	28,841
EOG Resources	945,672	120,639
Jagged Peak Energy (1)	1,435,424	19,852
Magnolia Oil & Gas (1)	1,143,543	17,165
Noble Energy	550,400	17,167

PDC Energy (1)	331,400	16,225
Pioneer Natural Resources	160,150	27,897
Whiting Petroleum (1)	233,600	12,390
		519,365
Total Exploration & Production		840,230
INTEGRATEDS 15.0%		
Integrated Oil & Gas 15.0%		
BP (GBP)	10,954,672	83,965
Chevron	307,773	37,634
Exxon Mobil	1,203,759	102,344
Galp Energia (EUR)	2,275,526	45,119
Occidental Petroleum	1,417,274	116,457
Suncor Energy	765,900	29,633
TOTAL (EUR)	2,910,434	189,239
Total Integrateds		604,391
METALS & MINING 9.5%		
Diversified Metals & Mining 6.4%		
Alumina (AUD)	9,605,206	19,228
Aurubis (EUR)	238,179	16,622
BHP Billiton (AUD)	1,351,367	33,664
Boliden (SEK)	1,539,179	42,806
First Quantum Minerals (CAD)	1,184,800	13,493
Independence Group (AUD)	6,995,043	23,562
Lundin Mining (CAD)	2,755,043	14,589
Rio Tinto (GBP)	316,857	15,983
Southern Copper	800,200	34,521
Sumitomo Metal Mining (JPY)	405,300	14,212
Teck Resources, Class B	1,153,000	27,787
		256,467
Precious Metals & Minerals 3.1%		
Centamin (GBP)	6,105,361	8,431
Evolution Mining (AUD)	6,768,654	12,979
Franco-Nevada (CAD)	187,550	11,732
Kirkland Lake Gold (CAD)	1,213,177	22,993

New Gold (1)	2,966,600	2,353
Northern Star Resources (AUD)	3,100,136	18,612
Osisko Gold Royalties (CAD)	1,195,500	9,071
Randgold Resources (GBP)	360,858	25,523
Saracen Mineral Holdings (AUD)(1)	9,812,689	13,237
		124,931
Total Metals & Mining		381,398
OTHER 2.2%		
Heavy Electrical Equipment 0.1%		
Bloom Energy, Class A (1)	119,717	4,080
		4,080
Paper & Forest Products 1.7%		
Avery Dennison	147,000	15,928
International Paper	307,800	15,128
Mondi (GBP)	692,380	18,957
Orora (AUD)	7,535,846	18,073
		68,086
Research & Consulting Services 0.4%		
ALS (AUD)	2,701,176	17,431
		17,431
Total Other		89,597
UTILITIES 7.1%		
Electric Utilities 2.3%		
American Electric Power	467,800	33,157
Duke Energy	145,273	11,625
Evergy	391,040	21,476
Eversource Energy	363,196	22,315
NextEra Energy	33,700	5,648
		94,221
Gas Utilities 2.0%		
Atmos Energy	771,240	72,427
Italgas (EUR)	1,073,335	5,823
		78,250

Multi-Utilities 2.8%		
CMS Energy	711,100	34,844
DTE Energy	63,300	6,908
NiSource	2,019,112	50,316
Sempra Energy	190,515	21,671
		113,739
Total Utilities		286,210
Total Miscellaneous Common Stocks 0.8% (4)		31,050
Total Common Stocks (Cost $3,074,128)		**3,864,767**

PREFERRED STOCKS 0.7%

CHEMICALS 0.3%		
Commodity Chemicals 0.3%		
Fuchs Petrolub (EUR)(5)	214,170	11,951
Total Chemicals		11,951
OTHER 0.4%		
Household Products 0.4%		
Henkel (EUR)(5)	137,542	16,127
Total Other		16,127
Total Preferred Stocks (Cost $30,112)		**28,078**

CONVERTIBLE PREFERRED STOCKS 2.0%

AGRICULTURE 0.3%		
Fertilizers & Agricultural Chemicals 0.3%		
Farmers Business Network, Series D, Acquisition Date: 11/3/17 Cost $11,372 (1)(2)(3)	615,892	11,372
Total Agriculture		11,372
CHEMICALS 0.3%		
Specialty Chemicals 0.3%		
International Flavors & Fragrances, 6.00%, 9/15/21	249,013	13,519
Total Chemicals		13,519

UTILITIES 1.4%		
Electric Utilities 0.7%		
NextEra Energy, 6.123%, 9/1/19	530,377	30,240
		30,240
Multi-Utilities 0.7%		
DTE Energy, 6.50%, 10/1/19	278,500	14,507
Sempra Energy, Series A, 6.00%, 1/15/21	116,698	11,739
		26,246
Total Utilities		56,486
Total Convertible Preferred Stocks (Cost $75,913)		**81,377**
BANK LOANS 0.2% (6)		
EXPLORATION & PRODUCTION 0.2%		
Felix Energy, FRN, 3M USD LIBOR + 6.50%, 8.87%, 8/9/22, Acquisition Date: 8/9/17, Cost $7,762 (2)(3)	7,840,000	7,762
Total Exploration & Production		7,762
Total Bank Loans (Cost $7,777)		**7,762**
SHORT-TERM INVESTMENTS 0.8%		
Money Market Funds 0.8%		
T. Rowe Price Government Reserve Fund, 2.09% (7)(8)	30,896,955	30,897
Total Short-Term Investments (Cost $30,897)		**30,897**
Total Investments in Securities 99.7% of Net Assets (Cost $3,218,827)		**$ 4,012,881**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $36,222 and represents 0.9% of net assets.
(3) Level 3 in fair value hierarchy. See Note 2.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ERA FUND
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2018, totaled $4,903,000 for the period ended September 30, 2018.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Bank Loans
The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

NOTE 4 – RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Era Fund, Inc.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date November 21, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date November 21, 2018